Accounts Payable and Other Liabilities - Components of Accounts Payable and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable And Accrued Liabilities Current And Noncurrent [Line Items]
Development costs payable	$ 167,106	$ 49,357
Trade payables and other accruals	99,899	64,681
Consolidated land option contracts	30,010	24,098
Accrued and deferred compensation	27,803	25,117
Current income taxes payable	26,120	21,179
Customer deposits	22,790	16,350
Warranty costs	14,179	11,161	12,166
Swap contracts	13,779	15,603
Share-based compensation	11,969	5,619
Loans from other interests in consolidated subsidiaries	11,524	14,255
Total	$ 425,179	$ 247,420